Tax Receivable Agreement and Income Taxes	9 Months Ended
Sep. 30, 2024
Tax Receivable Agreement and Income Taxes [Abstract]
Tax Receivable Agreement and Income Taxes
Note 5 — Tax Receivable Agreement and Income Taxes
Tax Receivable Agreement
The Company’s TRA with DDH LLC and DDM (together, the “TRA Holders”) provides for payment by the Company to the TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income tax and franchise tax that the Company actually realizes or is deemed to realize in certain circumstances. The Company retains the benefit of the remaining 15% of these net cash savings, and as a result, recorded $0.8 million during 2022 as additional paid-in capital in connection with the Organizational Transactions.
The TRA liability is calculated by determining the tax basis subject to the TRA (“tax basis”) and applying a blended tax rate to the basis differences and calculating the resulting impact. The blended tax rate consists of the U.S. federal income tax rate and assumed combined state and local income tax rate driven by the apportionment factors applicable to each state. Any taxable income or loss generated by the Company will be allocated to TRA Holders in accordance with the TRA, and distributions to the owners of LLC Units in an amount sufficient to fund their tax obligations will be made. Pursuant to the Company’s election under Section 754 of the Code, the Company expects to obtain an increase in its share of the tax basis in the net assets of DDH, LLC when LLC interests are redeemed or exchanged by the members of DDH, LLC. The Company plans to make an election under Section 754 of the Code for each taxable year in which a redemption or exchange of LLC interest occurs. During the years ended December 31, 2023 and 2022, members of DDM exchanged 410,000 and 100,000 Class B shares into Class A shares, respectively.
The Company has recorded a liability related to the tax receivable agreement of $5.2 million and $4.3 million as of December 31, 2023 and 2022, respectively. The Company has recorded a deferred tax asset primarily from the outside basis difference in the partnership interest of $6.2 million and $5.2 million as of December 31, 2023 and 2022, respectively. Payments of less than $0.1 million were made during the years ended December 31, 2023 and 2022. The payments under the TRA will not be conditional on holder of rights under the TRA having a continued ownership interest in either DDH LLC or the Company. The Company may elect to defer payments due under the TRA if the Company does not have available cash to satisfy its payment obligations under the TRA. Any such deferred payments under the TRA generally will accrue interest from the due date for such payment until the payment date. The Company accounts for any amounts payable under the TRA in accordance with ASC Topic 450, Contingencies, and recognizes subsequent period changes to the measurement of the liability from the TRA in the statement of operations as a component of income before taxes. For the year ended December 31, 2023, $0.3 million was recorded as income in other expense, net for such change.
The term of the TRA commenced upon completion of the initial public offering and will continue until all tax benefits that are subject to the TRA have been utilized or expired, unless the Company exercises its right to terminate the TRA. If the Company elects to terminate the TRA early (or it is terminated early due to changes in control), the obligations under the TRA would accelerate and the Company would be required to make an immediate payment equal to the present value of the anticipated future payments to be made by the Company under the TRA.
Income Taxes
Through the Organizational Transactions completed in February 2022, the Company formed an Up-C structure which allows DDM to continue to realize tax benefits associated with owning interests in an entity that is treated as a partnership for U.S. federal income tax purposes. Under the Up-C structure, the Company is subject to corporation income tax on the variable ownership changes that occurred in the first and third quarters of 2022, and in the fourth quarter of 2023. As a result, the Company recorded a provision for federal and state deferred income tax of $0.6 million primarily attributed to valuation allowances of $0.5 million recorded against deferred taxes associated with loss carryforwards and interest expense for which the realization of such deferred taxes is uncertain. Prior to 2022, the Company was treated as a partnership, and therefore no income tax expense was recognized. For the year ended December 31, 2022, income taxes on the financial statements include income taxes of $0.2 million as shown in the following table as well as $0.1 million of non-income related franchise taxes. The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current:
Federal	$—	$107
State	—	34
Total current:	—	141
Deferred:
Federal	$205	$85
State	363	20
Total deferred:	568	105
Total income tax expense	$568	$246
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal income tax expense at statutory rate	21.0%	21.0%
State income tax expense	0.6%	1.1%
Partnership income not taxed	(17.0)%	(16.6)%
Valuation allowance	(7.3)%	—%
Deferred tax remeasurement	(6.5)%
Other	0.1%	—%
Effective income tax rate	(9.1)%	5.5%
Deferred tax assets and liabilities reflect the net tax effects of net operating loss and tax credit carryforwards and temporary differences between the carrying amount of assets and liabilities for financial reporting and the amounts used for tax purposes. The components of deferred tax assets are as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets related to:
Partnership basis difference, net of valuation allowance	$5,852	$5,165
Net operating loss carryforwards	280	—
Deferred tax assets, net	$6,132	$5,165
As of December 31, 2023, the Company had federal net operating loss carryforwards of $1.1 million that can be carried forward indefinitely.
The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions. In the normal course of business, the Company can be examined by various tax authorities, including the Internal Revenue Service in the United States. There are currently no federal or state audits in process. The Company analyzes its tax filing positions in all of the U.S. federal, state and local tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. Federal and various states returns for the years ended December 2022 and 2021 remain open as of December 31, 2023. The Company evaluates tax positions taken or expected to be taken in the course of preparing an entity’s tax returns to determine whether it is “more-likely-than-not” that each tax position will be sustained by the applicable tax authority. As of December 31, 2023 and 2022, the
Company had no uncertain tax positions. Accordingly, the Company has not recognized any penalty, interest or tax impact related to uncertain tax positions.
Note 5 — Tax Receivable Agreement and Income Taxes
Tax Receivable Agreement
The Company's TRA with DDH LLC and DDM (together, the “TRA Holders”) provides for payment by the Company to the TRA Holders of 85% of the net cash savings, if any, in U.S. federal, state and local income tax and franchise tax that the Company actually realizes or is deemed to realize in certain circumstances. The Company retains the benefit of the remaining 15% of these net cash savings.
The TRA liability is calculated by determining the tax basis subject to the TRA (“tax basis”) and applying a blended tax rate to the basis differences and calculating the resulting impact. The blended tax rate consists of the U.S. federal income tax rate and assumed combined state and local income tax rate driven by the apportionment factors applicable to each state. Any taxable income or loss generated by the Company will be allocated to TRA Holders in accordance with the LLC Agreement and the TRA, and distributions to the owners of LLC Units in an amount sufficient to fund their tax obligations will be made. Pursuant to the Company’s election under Section 754 of the Code in 2022, the Company expects to obtain an increase in its share of the tax basis in the net assets of DDH, LLC when LLC interests are redeemed or exchanged by the members of DDH, LLC. In August 2022 and December 2023, members of DDM exchanged 100,000 and 410,000 Class B shares into Class A shares, respectively.
The Company has recorded a liability related to the tax receivable agreement of less than $0.1 million and $5.2 million as of September 30, 2024 and December 31, 2023, respectively. The Company has recorded a deferred tax asset primarily from the outside basis difference in the partnership interest of $0.0 million and $6.1 million as of September 30, 2024 and December 31, 2023, respectively. The deferred tax asset is net of a valuation allowance of $7.3 million and $0.5 million as of September 30, 2024 and December 31, 2023, respectively. TRA payments of $0 and less than $0.1 million were made during the nine months ended September 30, 2024 and 2023, respectively. The payments under the TRA will not be conditional on holder of rights under the TRA having a continued ownership interest in either DDH LLC or the Company. The Company may elect to defer payments due under the TRA if the Company does not have available cash to satisfy its payment obligations under the TRA. Any such deferred payments under the TRA generally will accrue interest from the due date for such payment until the payment date. The Company accounts for any amounts payable under the TRA in accordance with ASC Topic 450, Contingencies, and recognizes subsequent period changes to the measurement of the liability from the TRA in the statement of operations as a component of income before taxes. For the three and nine months ended September 30, 2024, $5.2 million was recognized as income under other income (expense) due to the derecognition of the TRA liability, as a valuation allowance was recorded against the deferred taxes associated with the TRA.
The term of the TRA commenced upon completion of the initial public offering and will continue until all tax benefits that are subject to the TRA have been utilized or expired, unless the Company exercises its right to terminate the TRA. If the Company elects to terminate the TRA early (or it is terminated early due to changes in control), the obligations under the TRA would accelerate and the Company would be required to make an immediate payment equal to the present value of the anticipated future payments to be made by the Company under the TRA.
Income Taxes
Through the Organizational Transactions completed in February 2022, the Company formed an Up-C structure which allows DDM to continue to realize tax benefits associated with owning interests in an entity that is treated as a partnership for U.S. federal income tax purposes. Under the Up-C structure, the Company is subject to corporation income tax on the variable ownership changes. The ownership was 20.45% as of January 1, 2023 and increased to 23.35% in the fourth quarter of 2023. There was no exchange of shares of Class B common stock for shares of Class A common stock in the nine months ended September 30, 2024.
The Company recorded a tax benefit for federal and state income tax for which the components and the effective income tax rates are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Income tax expense	$6,606	$166	$6,132	$166
Effective income tax rate	2884.7%	4.7%	(85.1%)	4.9%
The effective tax rates were lower than the statutory tax rates for the three and nine months ended September 30, 2023 primarily due to the Company’s partnership loss that is not subject to federal and state taxes. The effective tax rates were different from the statutory rates for the three and nine months ended September 30, 2024 primarily due to recording a valuation allowance against deferred taxes.
As of September 30, 2024, the Company had federal net operating loss carryforwards of $4.4 million that can be carried forward indefinitely.
The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions. In the normal course of business, the Company can be examined by various tax authorities, including the Internal Revenue Service in the United States. There are currently no federal or state audits in process. The Company analyzes its tax filing positions in all of the U.S. federal, state and local tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. Federal and various states returns for the years ended December 2022 and 2021 remain open as of September 30, 2024. The Company evaluates tax positions taken or expected to be taken in the course of preparing an entity’s tax returns to determine whether it is “more-likely-than-not” that each tax position will be sustained by the applicable tax authority. As of September 30, 2024 and December 31, 2023, the Company had no uncertain tax positions. Accordingly, the Company has not recognized any penalty, interest or tax impact related to uncertain tax positions.